UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ---------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                                 TECHNOLOGY FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 99.4%
--------------------------------------------------------------------------------
                                                   SHARES              VALUE
                                                -----------          -----------
COMMUNICATIONS EQUIPMENT -- 18.9%
    Audiovox, Cl A*                                   1,800            $ 23,616
    Brightpoint*                                      4,070              49,247
    CalAmp*                                           1,880              12,502
    Centillium Communications*                        3,300               6,930
    Globecomm Systems*                                1,270              11,620
    NMS Communications*                               4,100               7,544
    Seachange International*                          2,300              19,297
    TeleCommunication Systems, Cl A*                  3,275              10,644
    Tessco Technologies*                                300               9,600
    Westell Technologies, Cl A*                       5,800              13,920
                                                                       ---------
                                                                        164,920
                                                                       ---------
COMPUTER SOFTWARE -- 13.6%
    Bell Microproducts*                               2,482              16,729
    Mobius Management Systems*                        1,580              10,902
    Navarre*                                          2,980              15,019
    Phoenix Technologies Ltd.*                          100                 439
    SupportSoft*                                      3,551              18,145
    SYNNEX*                                           2,560              57,472
                                                                       ---------
                                                                        118,706
                                                                       ---------
COMPUTERS & SERVICES -- 33.5%
    Adaptec*                                          9,340              42,310
    Agilysys                                          2,500              37,075
    Answerthink*                                      3,800              11,400
    Carreker*                                         1,900              13,908
    Computer Horizons*                                2,645              11,850
    Dot Hill Systems*                                 3,650              13,834
    Dynamics Research*                                  730               7,191
    Gerber Scientific*                                1,850              27,028
    iGate*                                            4,265              24,097
    InFocus*                                          3,170               8,939
    Intersections*                                    1,400              14,588
    Iomega*                                           4,195              17,409
    NCI, Cl A*                                        1,100              12,771
    Overland Storage*                                 1,100               4,235
    Printronix                                          460               5,548
    SimpleTech*                                       3,720              32,215
    TechTeam Global*                                    815               7,286
                                                                       ---------
                                                                        291,684
                                                                       ---------
ELECTRICAL EQUIPMENT & SERVICES -- 8.5%
    EMS Technologies*                                 1,040              18,980
    OSI Systems*                                      1,400              28,980
    Planar Systems*                                   1,260              15,183
    Sypris Solutions                                  1,450              10,933
                                                                       ---------
                                                                         74,076
                                                                       ---------
ELECTRONIC INSTRUMENTS & CONTROLS -- 2.8%
    Infosonics*                                       1,300               7,085
    NU Horizons Electronics*                          1,530              17,213
                                                                       ---------
                                                                         24,298
                                                                       ---------

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                                 TECHNOLOGY FUND
                                                    OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                   SHARES              VALUE
                                                -----------          -----------
ELECTRONICS -- 3.1%
    DDi*                                              1,500            $ 11,760
    Merix*                                            1,670              15,030
    Pemstar*                                            100                 415
                                                                       ---------
                                                                         27,205
                                                                       ---------
SEMICONDUCTORS -- 19.0%
    Asyst Technologies*                               4,080              30,315
    California Micro Devices*                         1,900               8,170
    FSI International*                                2,490              14,591
    Integrated Silicon Solution*                      3,000              15,870
    Leadis Technology*                                2,300              10,580
    MRV Communications*                              10,175              34,799
    Richardson Electronics Ltd.                       1,414              13,560
    Stratos International*                            1,100               7,172
    Ultra Clean Holdings*                             1,525              19,901
    White Electronic Designs*                         2,000              10,180
                                                                       ---------
                                                                        165,138
                                                                       ---------

    TOTAL COMMON STOCK
        (Cost $847,167)                                                 866,027
                                                                       ---------
--------------------------------------------------------------------------------
MONEY MARKET FUNDS + -- 1.8%
--------------------------------------------------------------------------------
    Evergreen Institutional Government Money
          Market Fund, Cl I, 5.170%                   7,895               7,895
    Evergreen Institutional Treasury Money
          Market Fund, Cl I, 5.160%                   7,895               7,895
                                                                       ---------

    TOTAL MONEY MARKET FUNDS
        (Cost $15,790)                                                   15,790
                                                                       ---------

    TOTAL INVESTMENTS -- 101.2% ++
        (Cost $862,957)                                                $881,817
                                                                       =========


           PERCENTAGES ARE BASED ON NET ASSETS OF $871,302.

       + - RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2006.
       * - NON-INCOME PRODUCING SECURITY
      CL - CLASS
    LTD. - LIMITED
      ++ - AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS
           WAS $862,957 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $127,260 AND $(108,400), RESPECTIVELY.

           FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                                 WRH-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------
                                          James F. Volk
                                          President
Date: December 15, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------
                                          James F. Volk
                                          President
Date: December 15, 2006


By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer
Date: December 15, 2006


* Print the name and title of each signing officer under his or her signature.